Condensed Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Preferred stock and warrants in private placement, costs	$ 200,000	$ 101,661
Issuance of pre-funded warrants costs		$ 15,000
Stock issuance costs	$ 15,000